UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-280224-16

Central Index Key Number of issuing entity: 0002063009

BMO 2026-C15 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-280224

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key number: 0000927971)

KeyBank National Association

(Central Index Key number: 0001089877)

Natixis Real Estate Capital LLC

(Central Index Key number: 0001542256)

National Cooperative Bank, N.A.

(Central Index Key number: 0001577313)

German American Capital Corporation

(Central Index Key number: 0001541294)

NWL Company, LLC

(Central Index Key number: 0002100918)

Wells Fargo Bank, National Association

(Central Index Key number: 0000740906)

Societe Generale Financial Corporation

(Central Index Key number 0001755531)

Citi Real Estate Funding Inc.

(Central Index Key number: 0001701238)

UBS AG New York Branch

(Central Index Key number: 0001685185)

JPMorgan Chase Bank, National Association

(Central Index Key number: 0000835271)

Starwood Mortgage Capital LLC

(Central Index Key number: 0001548405)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, BMO Commercial Mortgage Securities LLC, (212) 885-4000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 10, 2026	BMO Commercial Mortgage Securities LLC (Depositor)

	By:	/s/ Paul Vanderslice
		Name:	Paul Vanderslice
		Title:	Chief Executive Officer

BMO 2026-C15 - Form ABS-EE